Financial Risk Management - Summary of Cash, Cash Equivalents and Interest-Bearing Securities (Detail) - SEK (kr) kr in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Cash And Cash Equivalents And Interest Bearing Securities [Line Items]
Bank deposits	kr 26,975	kr 35,316
Other financial institutions	202	294
Derivative assets	1,510	142
Cash, cash equivalents, interest bearing securities and derivative assets	73,555	72,334
Banks		654
Maturity within 3 months [member]
Disclosure Of Cash And Cash Equivalents And Interest Bearing Securities [Line Items]
Bank deposits	26,829	35,006
Other financial institutions	202	294
Derivative assets	189	4
Cash, cash equivalents, interest bearing securities and derivative assets	44,396	45,846
Banks		441
Maturity between 3 and 12 months [member]
Disclosure Of Cash And Cash Equivalents And Interest Bearing Securities [Line Items]
Bank deposits	130	309
Other financial institutions	0	0
Derivative assets	346	3
Cash, cash equivalents, interest bearing securities and derivative assets	5,050	5,997
Banks		213
Maturity less than five years [member]
Disclosure Of Cash And Cash Equivalents And Interest Bearing Securities [Line Items]
Bank deposits	16	1
Other financial institutions	0	0
Derivative assets	975	135
Cash, cash equivalents, interest bearing securities and derivative assets	23,714	19,585
2026 and later [member]
Disclosure Of Cash And Cash Equivalents And Interest Bearing Securities [Line Items]
Bank deposits	0	0
Other financial institutions	0	0
Derivative assets	0	0
Cash, cash equivalents, interest bearing securities and derivative assets	395	906
AAA [member]
Disclosure Of Cash And Cash Equivalents And Interest Bearing Securities [Line Items]
Type of issuer/counterpart Governments	28,483	14,885
Mortgage institutes	14,425	15,198
AAA [member] | Maturity within 3 months [member]
Disclosure Of Cash And Cash Equivalents And Interest Bearing Securities [Line Items]
Type of issuer/counterpart Governments	15,000	4,028
Mortgage institutes	216	278
AAA [member] | Maturity between 3 and 12 months [member]
Disclosure Of Cash And Cash Equivalents And Interest Bearing Securities [Line Items]
Type of issuer/counterpart Governments	605	1,590
Mortgage institutes	3,969	3,832
AAA [member] | Maturity less than five years [member]
Disclosure Of Cash And Cash Equivalents And Interest Bearing Securities [Line Items]
Type of issuer/counterpart Governments	12,483	8,361
Mortgage institutes	10,240	11,088
AAA [member] | 2026 and later [member]
Disclosure Of Cash And Cash Equivalents And Interest Bearing Securities [Line Items]
Type of issuer/counterpart Governments	395	906
Mortgage institutes	0	0
A2/P2 [member]
Disclosure Of Cash And Cash Equivalents And Interest Bearing Securities [Line Items]
Corporates	1,960	5,305
A2/P2 [member] | Maturity within 3 months [member]
Disclosure Of Cash And Cash Equivalents And Interest Bearing Securities [Line Items]
Corporates	1,960	5,305
A2/P2 [member] | Maturity between 3 and 12 months [member]
Disclosure Of Cash And Cash Equivalents And Interest Bearing Securities [Line Items]
Corporates	0	0
A2/P2 [member] | Maturity less than five years [member]
Disclosure Of Cash And Cash Equivalents And Interest Bearing Securities [Line Items]
Corporates	0	0
A2/P2 [member] | 2026 and later [member]
Disclosure Of Cash And Cash Equivalents And Interest Bearing Securities [Line Items]
Corporates	kr 0	0
A2 [member]
Disclosure Of Cash And Cash Equivalents And Interest Bearing Securities [Line Items]
Other financial institutions		540
A2 [member] | Maturity within 3 months [member]
Disclosure Of Cash And Cash Equivalents And Interest Bearing Securities [Line Items]
Other financial institutions		490
A2 [member] | Maturity between 3 and 12 months [member]
Disclosure Of Cash And Cash Equivalents And Interest Bearing Securities [Line Items]
Other financial institutions		50
A2 [member] | Maturity less than five years [member]
Disclosure Of Cash And Cash Equivalents And Interest Bearing Securities [Line Items]
Other financial institutions		0
A2 [member] | 2026 and later [member]
Disclosure Of Cash And Cash Equivalents And Interest Bearing Securities [Line Items]
Other financial institutions		kr 0